Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of granting of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant new awards of options or similar awards, the Board and the Talent, Culture and Compensation Committee will evaluate the appropriate steps to take in relation thereto.

Award Timing Method
We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of granting of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant new awards of options or similar awards, the Board and the Talent, Culture and Compensation Committee will evaluate the appropriate steps to take in relation thereto.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Accordingly, we have no specific policy or practice on the timing of granting of such awards in relation to our disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false